UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C. 20549

                             FORM 10-D/A

                          ASSET-BACKED ISSUER
          DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                   THE SECURITIES EXCHANGE ACT OF 1934

                For the monthly distribution period from
                     June 1, 2007 to July 1, 2007


       Commission File Number of issuing entity: 333-138237-18


                 Citigroup Mortgage Loan Trust 2007-AHL3
        (Exact name of issuing entity as specified in its charter)


           Commission File Number of depositor: 333-138237


                  Citigroup Mortgage Loan Trust Inc.
           (Exact name of depositor as specified in its charter)


                  Citigroup Global Markets Realty Corp.
            (Exact name of sponsor as specified in its charter)


                                Delaware
      (State or other jurisdiction of incorporation or organization of the issuing entity)


                               01-0791848
                  (I.R.S. Employer Identification No.)


     390 Greenwich Street, 4th Floor, New York, New York              10013
(Address of principal executive offices of the issuing entity)     (Zip Code)

                            (212) 816 - 6000
                 (Telephone number, including area code)

                            Not Applicable
        (Former name, former address, if changed since last report)



               Registered/reporting pursuant to (check one)

Title                                                       Name of exchange
of class   Section 12(b)   Section 12(g)   Section 15(d)   (If Section 12(b))

Class A1        N/A             [ ]             [X]            ___________

Class A2        N/A             [ ]             [X]            ___________

Class A3A       N/A             [ ]             [X]            ___________

Class A3B       N/A             [ ]             [X]            ___________

Class A3C       N/A             [ ]             [X]            ___________

Class M1        N/A             [ ]             [X]            ___________

Class M2        N/A             [ ]             [X]            ___________

Class M3        N/A             [ ]             [X]            ___________

Class M4        N/A             [ ]             [X]            ___________

Class M5        N/A             [ ]             [X]            ___________

Class M6        N/A             [ ]             [X]            ___________

Class M7        N/A             [ ]             [X]            ___________

Class M8        N/A             [ ]             [X]            ___________

Class M9        N/A             [ ]             [X]            ___________

Class M10       N/A             [ ]             [X]            ___________

Class CE        N/A             [ ]             [X]            ___________

Class P         N/A             [ ]             [X]            ___________

Class R         N/A             [ ]             [X]            ___________

Class RX        N/A             [ ]             [X]            ___________


Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to
such filing requirements for the past 90 days.  Yes[X]   No[ ]




PART I - DISTRIBUTION INFORMATION


Item 1. Distribution and Pool Performance Information.

See Exhibit monthly distribution statement for the period covered herein.

The class and credit support percentages on page 5 of the July 25, 2007 distribution report have been revised.

PART II - OTHER INFORMATION


Item 2. Legal Proceedings.
        None.

Item 3. Sales of Securities and Use of Proceeds.
        None.

Item 4. Defaults Upon Senior Securities.
        None.

Item 5. Submission of Matters to a Vote of Security Holders.
        None.

Item 6. Significant Obligors of Pool Assets.
        None.

Item 7. Significant Enhancement Provider Information.
        None.

Item 8. Other Information.
        None.

Item 9. Exhibits.

(a) Monthly Distribution Date Statement for the period covered herein.






SIGNATURES*

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.



                                          Citigroup Mortgage Loan Trust Inc.
                                            _____________________________
                                                     (Depositor)

       February 19, 2008
Date:  ________________                           /s/ Susan Mills
                                            _____________________________
                                                     Susan Mills,
                                                    Vice President